Subsequent Events (Details)					3 Months Ended
	Aug. 10, 2023 USD ($)	Jul. 26, 2023 shares	Jul. 25, 2023 shares	Jul. 21, 2023 shares	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Subsequent Events (Details) [Line Items]
Share, Conversion basis					each share of the Company’s common stock outstanding immediately prior to the Effective Time will automatically convert into one share of common stock
Share of par value (in Dollars per share) | $ / shares					$ 0.0001
Warrant to purchase shares					1
Aggregate business consideration (in Dollars) | $					$ 260,000,000
Incentive share (in Dollars per share) | $ / shares					$ 20,000,000
Additional shares					25,000,000
Price per share (in Dollars per share) | $ / shares					$ 12
Public shares exercised					20,942,619
Payment to holders (in Dollars) | $					$ 215,635,294
Price per public share (in Dollars per share) | $ / shares					$ 10.3
amount remained in trust account. (in Dollars) | $					$ 41,776,749
Public Shares [Member]
Subsequent Events (Details) [Line Items]
Shares outstanding					4,057,381
VWAP [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares					$ 14
FDA [Member] | VWAP [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares					$ 16
Class A Shares [Member]
Subsequent Events (Details) [Line Items]
Share of common stock
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Number of vote			7
Aggregate public shares			3,889,523
Temporary Equity Subjected To Redemption Of Public Shares		5,000,001
Aggregate number of shares percentage	15.00%
Common stock issued and outstanding percentage	5.00%
Subsequent Event [Member] | Class A Shares [Member]
Subsequent Events (Details) [Line Items]
Share of common stock				6,249,999
Conversion of Shares				6,249,999
Shares issued and outstanding percentage				20.00%
Temporary Equity aggregate share of Sponsor agreed to transfer			155,581
Equity Securities [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Equity Investment amount (in Dollars) | $	$ 5,000,001
Sponsor [Member] | Starton Therapeutics, Inc. [Member]
Subsequent Events (Details) [Line Items]
Ownership percentage					20.00%